LONG TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revolving Facility
LONG TERM DEBT
At the beginning	$ 88,350
Converted from Credit Facility to Revolving Facility		$ 113,350
Principal repayments during the year	$ (88,350)	(25,000)
At the end		88,350
Credit Facility
LONG TERM DEBT
At the beginning		122,995
Converted from Credit Facility to Revolving Facility		(113,350)
Unamortized transaction costs expensed		1,455
Principal repayments during the year		$ (11,100)